Collaborative Agreements (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 25, 2019	Dec. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015
Number of stock options vested					760,488		584,895
Research and development expense			$ 539,770	$ 31,153	$ 657,737	$ 291,828
Research Agreements [Member]
Research and development expense								$ 65,252	$ 10,584
Stock Options [Member]
Number of stock options vested	59,900
University of Toronto [Member]
Share-based compensation stock options, grants									25,000
Share-based compensation weighted average exercise price									$ 1.00
Share-based payment award, expiration period									10 years
Options expiration date, description									Exercisable over a 10 year period which ends on April 1, 2022.
Dr. Lovejoy [Member] | Stock Options [Member]
Share-based compensation stock options, grants		483,299
Share-based compensation weighted average exercise price		$ 1.00						$ 1.00
Options expiration date, description		Dr. Lovejoy has been granted 483,299 stock options, of which 297,190 are fully vested, at an exercise price of $1.00 exercisable over 10 or 13 year periods which end either on March 30, 2021, December 1, 2022, April 15, 2026, March 1, 2027, October 16, 2027 or on February 13, 2030.
Number of stock options vested		297,190
Dr. Lovejoy [Member] | Stock Options [Member] | Minimum [Member]
Share-based compensation exercisable period		10 years
Dr. Lovejoy [Member] | Stock Options [Member] | Maximum [Member]
Share-based compensation exercisable period		13 years